Goodwill (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments	$ 203,603,490		$ 171,853,982	$ 122,786,729
CHILE
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 127,717
Perpetual growth	3.00%	3.00%
Discount rate	7.50%	7.50%
ARGENTINA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 38,129
Perpetual growth	2.50%	2.50%
Discount rate	23.00%	23.00%
URUGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 1,671
Perpetual growth	2.20%	2.20%
Discount rate	11.28%	11.28%
PARAGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 3,324
Perpetual growth	2.20%	2.20%
Discount rate	11.35%	11.35%
BOLIVIA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 1,417
Perpetual growth	4.40%	4.40%
Discount rate	12.30%	12.30%